Related Party Transactions (Details Narrative)																											1 Months Ended		3 Months Ended	9 Months Ended						12 Months Ended
	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 21, 2022 shares	Sep. 21, 2022 $ / shares shares	Sep. 21, 2022 $ / shares shares	Sep. 20, 2022 shares	Sep. 20, 2022 $ / shares shares	Sep. 20, 2022 $ / shares shares	Sep. 15, 2022 USD ($) shares	Sep. 07, 2022 shares	Sep. 07, 2022 $ / shares shares	Sep. 07, 2022 $ / shares shares	Sep. 02, 2022 shares $ / shares	Sep. 01, 2022 shares $ / shares	Aug. 18, 2022 USD ($) shares	Jul. 15, 2022 USD ($) shares	Jun. 29, 2022 $ / shares shares	Jun. 29, 2022 $ / shares shares	Jun. 14, 2022 shares	Jun. 03, 2022 shares	May 26, 2022 shares	Apr. 08, 2022 shares	Sep. 07, 2021 shares	Aug. 20, 2021 shares	Aug. 09, 2021 shares	Sep. 02, 2020 USD ($) shares	Aug. 18, 2022 USD ($) shares	Jul. 28, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 shares	Sep. 30, 2021 CAD ($) shares	Jun. 28, 2021 shares	Jun. 27, 2021 shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($) shares	Sep. 15, 2020 USD ($)	Sep. 15, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions																													$ 113,223	$ 113,223	$ 113,223	$ 113,223	$ 113,223			$ 13,831
Portfolio and other management fee income																														537,227					$ 176,930
Professional fees expense																														$ 525,971					$ 198,175
Common stock, shares | shares																													2,000,000	2,000,000	2,000,000	2,000,000	2,000,000		1,416,667			1,416,667
Trade and other payables																													$ 242,513	$ 242,513	$ 242,513	$ 242,513	$ 242,513		$ 70,833
Number of share options exercised in share-based payment arrangement | shares																															785,000					3,910,000
Notional amount																																									$ 29,528	$ 37,500		$ 9,870	$ 13,000
Notes receivables																													$ 1,109,032	$ 1,109,032	$ 1,109,032	$ 1,109,032	$ 1,109,032			$ 1,158,832
Number of share options granted in share-based payment arrangement																															2,560,000	0.24	0.31			450,000
Vested shares issued | shares																															8,255,000
Number of share options granted in share-based payment arrangement | shares																													9,415,000	9,415,000	9,415,000	9,415,000	9,415,000			7,640,000	9,415,000						11,900,000
Value of stock issued for obligation																														$ 71,343				$ 92,637
Proceeds from stock plans																														28,071					139,188
Cash bonus																														2,431,533					1,135,535
Promissory Note Agreements [member]
IfrsStatementLineItems [Line Items]
Notional amount																																			$ 518,820			$ 648,078
Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares																																			670,000
Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																															1,150,000				150,000	1,325,000
Vested shares issued | shares																															650,000					1,325,000
Number of share options granted in share-based payment arrangement | shares																													500,000	500,000	500,000	500,000	500,000
Value of stock issued for obligation																														$ 971,621
Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																	72,536,900	72,536,900		100,000	100,000														5,146,667			5,146,667
Issued capital [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																													50,000	50,000	50,000	50,000	50,000
Vested shares issued | shares																																				50,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares			1,250,000	1,250,000	1,250,000	37,500	37,500	37,500		10,000	10,000	10,000	750,000	162,000					55,000			196,250	210,000	4,056,247	16,134,000														135,000	10,000
Number of share options exercised in share-based payment arrangement | shares			1,250,000			37,500				10,000			750,000	162,000					55,000	100,000	100,000	196,250	200,000	3,605,247	16,134,000			10,000							4,476,667
Number of share options granted in share-based payment arrangement				0.23	0.31		0.33	0.45			0.33	0.45	0.08	0.08			0.39	0.50														0.36	0.50
Related parties [member]
IfrsStatementLineItems [Line Items]
Professional fees expense																														$ 54,000					$ 42,000
Stock based compensation																														$ 1,401,090
Related parties [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																															200,000
Number of share options granted in share-based payment arrangement | shares																													291,947	291,947	291,947	291,947	291,947
Value of stock issued for obligation																														$ 608,546
Related parties [member] | Issued capital [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares																																				250,000
Officer [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses																													$ 5,000	5,000	$ 5,000	$ 5,000	$ 5,000
Notes receivables																													$ 450,325	$ 450,325	$ 450,325	$ 450,325	$ 450,325			$ 517,985
Interest rate																													500.00%	500.00%	500.00%	500.00%	500.00%
Officer [Member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																													125,000		150,000
Officer [Member] | Restricted stock units (RSUs) [member] | SASB Phase B [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																													125,000
Officer [Member] | Restricted stock units (RSUs) [member] | SASB Phase A [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																													100,000
Other related parties [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																															200,000
Vested shares issued | shares																																				250,000
CEO [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																										250,000
Value of stock issued for obligation																														$ 350,162
Proceeds from stock plans																										$ 5,000,000
CEO [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans																										25,000
CEO [member] | Restricted stock units (RSUs) [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans																										$ 5,000,000
CEO [member] | Issued capital [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares									250,000																	100,000
Cash bonus									$ 100,000
CFO [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares															325,000												325,000
Value of stock issued for obligation																											$ 94,300			5,739
Cash payments															$ 210,000
Auditors remuneration																														21,761
CFO [member] | Restricted stock units (RSUs) [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Cash payments	$ 50,000	$ 50,000
CFO [member] | Restricted stock units (RSUs) [member] | SASB Phase B [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares																125,000
Cash bonus																$ 20,000
CFO [member] | Restricted stock units (RSUs) [member] | SASB Phase A [member]
IfrsStatementLineItems [Line Items]
Cash bonus																25,000
CFO [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash payments															110,000
CFO [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Value of stock issued for obligation															$ 58,031
CFO [member] | Restricted stock units (RSUs) [member] | Bottom of range [member] | SASB Phase A [member]
IfrsStatementLineItems [Line Items]
Cash bonus																$ 5,000,000
CFO [member] | Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Value of stock issued for obligation																														$ 174,093
CFO [member] | Issued capital [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																													200,000	200,000	200,000	200,000	200,000
Vested shares issued | shares																150,000															75,000					100,000
CFO [member] | Issued capital [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares																100,000
CFO [member] | Issued capital [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash bonus																$ 15,000
COO [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Value of stock issued for obligation																														$ 7,174
COO [member] | Restricted stock units (RSUs) [member] | SASB Phase B [member]
IfrsStatementLineItems [Line Items]
Cash bonus																$ 20,000
COO [member] | Restricted stock units (RSUs) [member] | Bottom of range [member] | SASB Phase B [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares																125,000
COO [member] | Issued capital [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares																150,000																				125,000
COO [member] | Issued capital [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares																100,000
COO [member] | Issued capital [member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash bonus																$ 15,000